Risk Report - Risk Performance	12 Months Ended
Dec. 31, 2019
Maximum Exposure to Credit Risk
Maximum Exposure to Credit Risk [text block]

Maximum Exposure to Credit Risk

The maximum exposure to credit risk table shows the direct exposure before consideration of associated collateral held and other credit enhancements (netting and hedges) that do not qualify for offset in our financial statements for the periods specified. The netting credit enhancement component includes the effects of legally enforceable netting agreements as well as the offset of negative mark-to-markets from derivatives against pledged cash collateral. The collateral credit enhancement component mainly includes real estate, collateral in the form of cash as well as securities-related collateral. In relation to collateral we apply internally determined haircuts and additionally cap all collateral values at the level of the respective collateralized exposure.

Maximum Exposure to Credit Risk

	Dec 31, 2019
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	137,596	137,596	−	0	−	0
Interbank balances (w/o central banks)	9,642	9,642	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	13,800	13,800	−	13,650	−	13,650
Securities borrowed	428	428	−	303	−	303
Loans	433,834	433,834	−	228,620	27,984	256,605
Other assets subject to credit risk[4,5]	96,779	85,028	37,267	1,524	42	38,833
Total financial assets at amortized cost[3]	692,079	680,328	37,267	244,098	28,026	309,392
Financial assets at fair value through profit or loss[6]
Trading assets	93,369	−	−	1,480	861	2,340
Positive market values from derivative financial instruments	332,931	−	262,326	48,608	134	311,068
Non-trading financial assets mandatory at fair value through profit or loss	84,359	−	853	69,645	259	70,757
Of which:
Securities purchased under resale agreement	53,366	−	853	51,659	0	52,512
Securities borrowed	17,918	−	−	17,599	0	17,599
Loans	3,174	−	−	290	259	550
Financial assets designated at fair value through profit or loss	7	−	−	0	0	0
Total financial assets at fair value through profit or loss	510,665	−	263,180	119,732	1,254	384,166
Financial assets at fair value through OCI	45,503	45,503	0	1,622	1,267	2,889
Of which:
Securities purchased under resale agreement	1,415	1,415	−	0	0	0
Securities borrowed	0	0	−	0	0	0
Loans	4,874	4,874	−	1,622	1,267	2,889
Total financial assets at fair value through OCI	45,503	45,503	−	1,622	1,267	2,889
Financial guarantees and other credit related contingent liabilities[7]	49,232	49,232	−	2,994	6,138	9,132
Revocable and irrevocable lending commitments and other credit related commitments[7]	211,440	209,986	−	15,217	4,984	20,202
Total off-balance sheet	260,672	259,218	−	18,211	11,122	29,333

Maximum exposure to credit risk	1,508,920	985,049	300,447	383,663	41,670	725,780

[1]Does not include credit derivative notional sold (€ 356,362 million) and credit derivative notional bought protection.

[2] Bought Credit protection is reflected with the notional of the underlying.

[3] All amounts at gross value before deductions of allowance for credit losses.

[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.

[5] Includes Asset Held for Sale regardless of accounting classification.

[6] Excludes equities, other equity interests and commodities.

[7] Figures are reflected at notional amounts.

	Dec 31, 2018
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	188,736	188,736	−	0	−	0
Interbank balances (w/o central banks)	8,885	8,885	−	4	0	4
Central bank funds sold and securities purchased under resale agreements	8,222	8,222	−	7,734	−	7,734
Securities borrowed	3,396	3,396	−	0	−	0
Loans	404,537	404,537	−	224,353	16,582	240,934
Other assets subject to credit risk[4,5]	71,899	65,010	29,073	3,199	79	32,352
Total financial assets at amortized cost[3]	685,676	678,787	29,073	235,290	16,661	281,024
Financial assets at fair value through profit or loss[6]
Trading assets	96,966	−	−	677	155	831
Positive market values from derivative financial instruments	320,058	−	250,231	48,548	82	298,861
Non-trading financial assets mandatory at fair value through profit or loss	97,771	−	245	67,385	0	67,630
Of which:
Securities purchased under resale agreement	44,543	−	245	43,258	0	43,503
Securities borrowed	24,210	−	−	24,003	0	24,003
Loans	12,741	−	−	125	0	125
Financial assets designated at fair value through profit or loss	104	−	−	0	0	0
Total financial assets at fair value through profit or loss	514,899	−	250,476	116,610	237	367,323
Financial assets at fair value through OCI	51,182	51,182	0	1,488	520	2,008
Of which:
Securities purchased under resale agreement	1,097	1,097	−	621	0	621
Securities borrowed	0	0	−	0	0	0
Loans	5,092	5,092	−	450	104	554
Total financial assets at fair value through OCI	51,182	51,182	−	1,488	520	2,008
Financial guarantees and other credit related contingent liabilities[7]	51,605	51,605	−	3,375	5,291	8,666
Revocable and irrevocable lending commitments and other credit related commitments[7]	212,049	211,055	−	16,418	4,734	21,152
Total off-balance sheet	263,654	262,659	−	19,793	10,025	29,818

Maximum exposure to credit risk	1,515,410	992,628	279,550	373,181	27,443	680,173

[1]Does not include credit derivative notional sold (€ 415,967 million) and credit derivative notional bought protection.

[2] Bought Credit protection is reflected with the notional of the underlying.

[3] All amounts at gross value before deductions of allowance for credit losses.

[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.

[5] Includes Asset Held for Sale regardless of accounting classification.

[6] Excludes equities, other equity interests and commodities.

[7] Figures are reflected at notional amounts.

Maximum Credit Exposure Paragraph [text block]

Included in the category of trading assets as of December 31, 2019, were traded bonds of € 80.7 billion (€ 85.2 billion as of December 31, 2018) of which over 81 % were investment-grade (over 79 % as of December 31, 2018).

Credit Enhancements are split into three categories: netting, collateral and guarantees / credit derivatives. Haircuts, parameter setting for regular margin calls as well as expert judgments for collateral valuation are employed to prevent market developments from leading to a build-up of uncollateralized exposures. All categories are monitored and reviewed regularly. Overall credit enhancements received are diversified and of adequate quality being largely cash, highly rated government bonds and third-party guarantees mostly from well rated banks and insurance companies. These financial institutions are domiciled mainly in European countries and the United States. Furthermore we have collateral pools of highly liquid assets and mortgages (principally consisting of residential properties mainly in Germany) for the homogeneous retail portfolio.

Main Credit Exposure [Abstract]
Main Credit Exposure Categories by Industry Sectors [text block]

Main Credit Exposure Categories by Industry Sectors

	Dec 31, 2019
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	676	0	0	0	874	39	1
Mining and quarrying	2,537	274	135	80	4,606	1,223	22
Manufacturing	28,412	418	84	1,285	51,627	12,180	1,169
Electricity, gas, steam and air conditioning supply	4,115	401	60	0	5,774	1,630	589
Water supply, sewerage, waste management and remediation activities	833	10	0	0	486	136	68
Construction	3,810	259	27	14	2,876	2,174	364
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,990	624	97	858	12,669	5,087	306
Transport and storage	4,872	534	54	150	5,066	996	1,213
Accommodation and food service activities	2,565	40	0	29	1,935	191	49
Information and communication	5,783	434	1	358	14,460	2,640	919
Financial and insurance activities	90,962	4,015	2,521	936	57,295	19,036	17,286
Real estate activities	41,670	3,236	49	198	5,600	306	1,516
Professional, scientific and technical activities	7,307	91	0	32	4,429	1,890	48
Administrative and support service activities	6,833	102	106	22	4,070	373	502
Public administration and defense, compulsory social security	6,437	1,071	15	489	2,650	109	2,586
Education	327	0	0	0	95	18	397
Human health services and social work activities	3,503	63	2	63	2,476	124	352
Arts, entertainment and recreation	843	24	0	0	1,309	44	23
Other service activities	4,677	707	24	358	3,428	733	130
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	196,680	45	5	2	29,713	301	324
Activities of extraterritorial organizations and bodies	3	0	0	0	3	4	176
Total	433,834	12,346	3,181	4,874	211,440	49,232	28,039

	Dec 31, 2019
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost[8]	at fair value through P&L	at fair value through OCI[9]
Agriculture, forestry and fishing	0	4	0	0	0	0	1,593
Mining and quarrying	115	369	7	0	0	0	9,369
Manufacturing	371	1,029	51	0	0	0	96,626
Electricity, gas, steam and air conditioning supply	420	668	1	0	0	0	13,659
Water supply, sewerage, waste management and remediation activities	5	27	0	0	0	0	1,565
Construction	26	263	68	0	0	0	9,880
Wholesale and retail trade, repair of motor vehicles and motorcycles	68	226	15	0	0	0	40,938
Transport and storage	194	431	47	0	0	0	13,557
Accommodation and food service activities	21	33	0	0	0	0	4,863
Information and communication	126	478	36	0	9	0	25,244
Financial and insurance activities	7,915	18,296	11,118	14,228	70,224	1,415	315,247
Real estate activities	387	2,327	81	0	0	0	55,371
Professional, scientific and technical activities	10	194	10	0	0	0	14,009
Administrative and support service activities	59	133	3	0	0	0	12,203
Public administration and defense, compulsory social security	12,492	59,381	24,814	0	948	0	110,992
Education	0	194	0	0	0	0	1,032
Human health services and social work activities	0	461	0	0	0	0	7,044
Arts, entertainment and recreation	55	125	0	0	0	0	2,423
Other service activities	143	3,421	246	0	5	0	13,871
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	227,071
Activities of extraterritorial organizations and bodies	1,893	1,772	2,718	0	96	0	6,665
Total	24,300	89,835	39,214	14,228	71,284	1,415	983,222

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.6 billion as of December 31, 2019.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 22 million as of December 31, 2019

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 1.4 billion as of December 31, 2019.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 96 million as of December 31, 2019.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.4 million as of December 31, 2019.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[8]Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to € 0 million as of December 31, 2019.

[9]Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to € 0 million as of December 31, 2019.

	Dec 31, 2018
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	640	15	0	0	541	40	5
Mining and quarrying	2,995	563	0	141	6,094	1,505	210
Manufacturing	28,342	786	7	1,831	45,296	11,985	1,378
Electricity, gas, steam and air conditioning supply	3,210	284	57	3	4,908	1,563	452
Water supply, sewerage, waste management and remediation activities	867	28	0	0	399	155	181
Construction	3,902	495	0	25	3,638	2,089	338
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,293	488	215	875	14,380	5,058	317
Transport and storage	5,774	647	48	79	5,059	920	1,017
Accommodation and food service activities	2,026	40	0	28	1,761	195	158
Information and communication	4,372	505	29	374	17,277	2,061	793
Financial and insurance activities	77,628	3,530	11,845	882	62,739	22,191	17,415
Real estate activities	33,432	1,538	88	95	5,375	221	1,084
Professional, scientific and technical activities	6,590	239	0	190	4,172	1,708	47
Administrative and support service activities	7,381	338	169	34	4,835	451	628
Public administration and defense, compulsory social security	8,917	1,160	203	472	978	48	2,088
Education	698	1	0	0	76	18	362
Human health services and social work activities	3,483	104	0	31	1,862	124	239
Arts, entertainment and recreation	859	71	0	21	873	38	13
Other service activities	4,720	520	77	10	2,406	708	157
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	188,407	85	2	0	29,372	522	347
Activities of extraterritorial organizations and bodies	1	25	0	0	7	6	188
Total	404,537	11,462	12,741	5,092	212,049	51,605	27,417

	Dec 31, 2018
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost[8]	at fair value through P&L	at fair value through OCI[9]
Agriculture, forestry and fishing	0	9	0	0	0	0	1,251
Mining and quarrying	119	481	5	0	0	0	12,113
Manufacturing	472	1,245	47	0	0	0	91,389
Electricity, gas, steam and air conditioning supply	374	631	45	0	0	0	11,527
Water supply, sewerage, waste management and remediation activities	5	36	0	0	0	0	1,670
Construction	35	585	59	0	0	0	11,165
Wholesale and retail trade, repair of motor vehicles and motorcycles	87	224	1	0	0	0	41,938
Transport and storage	100	608	55	0	0	0	14,308
Accommodation and food service activities	21	25	0	0	0	0	4,254
Information and communication	168	724	505	0	0	0	26,810
Financial and insurance activities	2,771	18,102	16,219	10,668	66,949	1,097	312,035
Real estate activities	84	1,928	23	6	28	0	43,903
Professional, scientific and technical activities	23	306	0	0	0	0	13,275
Administrative and support service activities	38	160	0	434	131	0	14,599
Public administration and defense, compulsory social security	797	63,468	27,892	510	1,631	0	108,165
Education	0	121	0	0	0	0	1,275
Human health services and social work activities	0	474	63	0	0	0	6,381
Arts, entertainment and recreation	0	398	0	0	0	0	2,273
Other service activities	43	2,691	26	0	13	0	11,371
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	218,735
Activities of extraterritorial organizations and bodies	62	448	54	0	0	0	790
Total	5,199	92,664	44,993	11,618	68,752	1,097	949,227

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.1 billion as of December 31, 2018.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 1 million as of December 31, 2018

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 599 million as of December 31, 2018.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 73 million as of December 31, 2018.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 2 million as of December 31, 2018.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[8]Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to € 0 million as of December 31, 2018.

[9]Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to € 0 million as of December 31, 2018.

Main Credit Exposure Categories by Geographical Region [text block]

Main credit exposure categories by geographical region

	Dec 31, 2019
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	307,871	4,469	2,435	1,778	114,586	29,836	18,964
Of which:
Germany	214,155	316	5	245	65,468	12,078	1,572
United Kingdom	7,927	607	373	230	7,960	2,587	6,337
France	3,106	70	0	209	5,905	1,322	1,264
Luxembourg	8,320	1,193	1,084	46	4,374	652	859
Italy	22,347	298	109	0	3,127	3,721	1,389
Netherlands	9,679	83	162	457	9,015	1,805	2,123
Spain	17,265	257	54	59	2,262	3,246	916
Ireland	4,783	157	280	124	2,241	172	545
Switzerland	6,818	30	85	262	5,880	2,213	194
Poland	2,771	0	5	0	316	130	60
Belgium	1,347	0	0	67	1,773	421	285
Other Europe	9,352	1,458	279	78	6,267	1,489	3,420
North America	79,522	4,543	483	2,155	88,260	8,332	6,628
Of which:
U.S.	66,991	3,891	389	2,016	83,894	7,842	4,943
Cayman Islands	3,560	318	30	0	764	20	481
Canada	1,155	23	0	116	2,230	81	1,007
Other North America	7,816	310	64	22	1,371	389	197
Asia/Pacific	39,584	1,780	248	820	6,962	9,652	1,946
Of which:
Japan	1,752	16	0	112	599	333	405
Australia	1,577	320	63	0	1,587	104	357
India	7,717	126	149	0	646	2,392	128
China	4,816	38	0	45	725	1,503	308
Singapore	5,722	185	37	30	761	833	210
Hong Kong	4,315	380	0	18	1,182	628	146
Other Asia/Pacific	13,685	714	0	614	1,461	3,860	392
Other geographical areas	6,857	1,554	14	122	1,632	1,412	501
Total	433,834	12,346	3,181	4,874	211,440	49,232	28,039

	Dec 31, 2019
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost[8]	at fair value through P&L	at fair value through OCI[9]
Europe	11,267	37,936	24,791	7,884	15,046	390	577,251
Of which:
Germany	3,986	5,353	6,864	4,488	661	28	315,219
United Kingdom	2,647	9,712	2,273	604	6,522	0	47,778
France	705	4,714	6,302	319	2,748	0	26,664
Luxembourg	969	3,094	3,099	121	861	0	24,673
Italy	288	5,388	916	144	679	0	38,406
Netherlands	726	2,051	584	297	100	0	27,082
Spain	139	2,010	513	1,082	501	0	28,303
Ireland	636	1,321	19	0	1,140	0	11,418
Switzerland	51	679	101	0	69	0	16,382
Poland	0	30	1,988	0	0	0	5,301
Belgium	204	854	577	0	0	0	5,528
Other Europe	917	2,730	1,554	829	1,765	362	30,499
North America	9,985	31,654	8,325	3,140	42,038	0	285,065
Of which:
U.S.	9,574	30,600	7,718	1,750	19,661	0	239,267
Cayman Islands	393	509	9	1,293	22,132	0	29,510
Canada	0	277	599	0	240	0	5,730
Other North America	18	268	0	97	5	0	10,558
Asia/Pacific	3,048	18,130	5,471	3,114	13,980	659	105,394
Of which:
Japan	69	2,582	9	173	9,451	0	15,500
Australia	1,906	3,867	653	155	331	94	11,014
India	656	1,862	1,998	0	202	306	16,182
China	0	1,345	0	0	983	0	9,763
Singapore	11	1,305	874	0	290	0	10,260
Hong Kong	224	517	287	0	1	0	7,699
Other Asia/Pacific	182	6,653	1,649	2,786	2,721	258	34,977
Other geographical areas	0	2,115	627	90	220	367	15,512
Total	24,300	89,835	39,214	14,228	71,284	1,415	983,222

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.6 billion as of December 31, 2019.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 22 million as of December 31, 2019

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 1.4 billion as of December 31, 2019.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 96 million as of December 31, 2019.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.4 million as of December 31, 2019.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[8]Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to € 0 million as of December 31, 2019.

[9]Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to € 0 million as of December 31, 2019.

	Dec 31, 2018
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	293,979	3,829	9,905	1,785	111,675	31,174	16,390
Of which:
Germany	207,429	497	304	390	61,587	12,193	1,403
United Kingdom	5,553	671	1,331	278	7,304	3,127	5,766
France	2,415	123	212	81	5,025	2,460	826
Luxembourg	7,543	533	6,920	41	6,682	875	933
Italy	21,363	373	99	0	3,417	3,416	1,174
Netherlands	7,968	125	41	384	9,384	1,470	1,984
Spain	16,729	320	57	67	2,507	3,167	931
Ireland	5,792	230	324	166	3,430	153	772
Switzerland	5,960	31	127	208	3,996	2,419	251
Poland	3,135	0	5	0	301	132	53
Belgium	988	2	53	84	1,986	395	264
Other Europe	9,104	924	431	85	6,057	1,366	2,033
North America	65,716	4,383	2,365	2,311	91,672	9,274	8,011
Of which:
U.S.	53,195	4,036	2,358	2,209	85,445	8,797	6,196
Cayman Islands	2,562	55	7	0	2,151	17	756
Canada	2,181	48	0	102	2,649	76	828
Other North America	7,778	244	0	0	1,427	384	232
Asia/Pacific	38,176	1,794	471	863	7,052	9,591	2,391
Of which:
Japan	1,682	37	0	123	334	236	362
Australia	1,224	177	417	11	2,016	135	358
India	7,355	188	18	3	782	2,061	115
China	4,530	60	0	18	346	1,101	399
Singapore	6,136	238	0	109	1,063	992	192
Hong Kong	4,026	203	0	17	1,023	586	138
Other Asia/Pacific	13,223	893	37	582	1,489	4,480	827
Other geographical areas	6,667	1,456	0	132	1,651	1,566	625
Total	404,537	11,462	12,741	5,092	212,049	51,605	27,417

	Dec 31, 2018
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost[8]	at fair value through P&L	at fair value through OCI[9]
Europe	4,467	36,459	24,922	4,394	14,342	316	553,638
Of which:
Germany	1,443	6,685	9,597	925	899	2	303,352
United Kingdom	182	14,552	2,499	966	4,379	0	46,608
France	714	3,061	1,559	0	3,681	0	20,157
Luxembourg	167	1,332	3,474	89	1,206	0	29,796
Italy	249	2,707	1,146	578	1,040	0	35,563
Netherlands	592	1,785	1,219	0	179	0	25,130
Spain	168	2,146	504	379	529	0	27,504
Ireland	91	920	215	0	1,277	0	13,370
Switzerland	40	560	119	112	316	0	14,139
Poland	0	130	2,387	0	0	0	6,144
Belgium	139	542	481	0	0	0	4,935
Other Europe	682	2,038	1,724	1,344	836	315	26,938
North America	237	34,356	14,491	1,942	45,548	0	280,306
Of which:
U.S.	220	33,112	13,915	1,275	30,428	0	241,186
Cayman Islands	0	631	9	655	14,094	0	20,937
Canada	0	419	556	0	847	0	7,707
Other North America	17	194	10	12	178	0	10,476
Asia/Pacific	495	19,343	5,037	4,567	8,625	226	98,632
Of which:
Japan	63	3,142	8	2,752	5,808	0	14,545
Australia	0	3,977	510	19	523	0	9,366
India	267	2,172	1,849	0	79	61	14,948
China	0	2,124	0	0	614	0	9,192
Singapore	114	1,403	671	0	325	0	11,242
Hong Kong	0	520	222	0	11	0	6,746
Other Asia/Pacific	51	6,006	1,777	1,797	1,266	165	32,594
Other geographical areas	0	2,506	543	714	237	555	16,651
Total	5,199	92,664	44,993	11,618	68,752	1,097	949,227

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.1 billion as of December 31, 2018.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 1 million as of December 31, 2018

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 599 million as of December 31, 2018.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 73 million as of December 31, 2018.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 2 million as of December 31, 2018.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[8]Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to € 0 million as of December 31, 2018.

[9]Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to € 0 million as of December 31, 2018.

The above tables give an overview of our credit exposure by geographical region, allocated based on the counterparty’s country of domicile, see also section "Credit Exposure to Certain Eurozone Countries" of this report for a detailed discussion of the "country of domicile view".

Our largest concentration of credit risk within loans from a regional perspective is in our home market Germany, with a significant share in households, which includes the majority of our mortgage lending and home loan business.

Within OTC derivatives, tradable assets as well as repo and repo-style transactions, our largest concentrations from a regional perspective were in Europe and North America.

Credit Risk Exposure to Certain Eurozone Countries [text block]

Sovereign Credit Risk Exposure to Certain Eurozone Countries

The amounts below reflect a net "country of domicile view" of our sovereign exposure.

Sovereign credit risk exposure to certain eurozone countries

	Dec 31, 2019				Dec 31, 2018
in € m.	Direct Sovereign exposure¹	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt²	Direct Sovereign exposure¹	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt²
Greece	437	0	437	0	53	(18)	35	0
Ireland	265	4	270	2	334	5	339	(0)
Italy	6,170	(828)	5,341	334	3,627	(1,089)	2,538	58
Portugal	228	54	281	6	(204)	82	(122)	5
Spain	1,222	(31)	1,191	112	1,773	(8)	1,766	27
Total	8,322	(801)	7,521	454	5,583	(1,028)	4,555	90

[1]Includes sovereign debt classified as financial assets/liabilities at fair value through profit or loss and loans carried at amortized cost. Direct Sovereign exposure is net of guarantees received and collateral.

[2]The amounts reflect the net fair value in relation to credit default swaps referencing sovereign debt of the respective country representing the counterparty credit risk.

Asset Quality [Abstract]
Asset Quality Excluding Forborne and Collateral [text block]

Overview of financial assets subject to impairment

The following tables provide an overview of the exposure amount and allowance for credit losses by financial asset class broken down into stages as per IFRS 9 requirements.

Overview of financial assets subject to impairment

	Dec 31, 2019					Dec 31, 2018
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost¹
Gross carrying amount	645,967	24,680	7,531	2,150	680,328	637,037	32,335	7,452	1,963	678,787
Allowance for credit losses²	549	492	3,015	36	4,093	509	501	3,247	3	4,259

Fair value through OCI
Fair value	45,083	397	23	0	45,503	50,932	247	2	1	51,182
Allowance for credit losses	16	9	10	0	35	11	1	0	(0)	13

Off-balance sheet
Notional amount	251,930	5,864	1,424	0	259,218	252,039	10,021	599	0	262,659
Allowance for credit losses³	128	48	166	0	342	132	73	84	0	289

[1] Financial Assets at Amortized Cost consist of: Loans at Amortized Cost, Cash and central bank balances, Interbank balances (w/o central banks), Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain subcategories of Other assets.

[2] Allowance for credit losses do not include allowance for country risk amounting to € 3 million as of December 31, 2019 and € 6 million as of December 31, 2018.

[3] Allowance for credit losses do not include allowance for country risk amounting to € 4 million as of December 31, 2019 and € 5 million as of December 31, 2018.

Financial assets at amortized cost

The following tables provide an overview of the gross carrying amount and credit loss allowance by financial asset class broken down into stages as per IFRS 9 requirements.

Development of exposures and allowance for credit losses in the reporting period

	Dec 31, 2019
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	637,037	32,335	7,452	1,963	678,787
Movements in financial assets including new business	86,882	(6,503)	1,022	418	81,819
Transfers due to changes in creditworthiness	(1,652)	327	1,325	0	0
Changes due to modifications that did not result in derecognition	(4)	(0)	(40)	0	(45)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(81,545)	(1,691)	(2,343)	(272)	(85,852)
Recovery of written off amounts	0	0	70	0	70
Foreign exchange and other changes	5,249	213	45	41	5,548
Balance, end of reporting period	645,967	24,680	7,531	2,150	680,328

Financial assets at amortized cost subject to impairment remained roughly stable with a slight increase of € 2 billion in 2019 across all stages:

Stage 1 exposures increased by € 9 billion or 1%.

Stage 2 exposures decreased by € 8 billion or 24 % driven by Brokerage cash / margin receivables in Investment Bank as well as Loans at Amortized Cost in Corporate Bank.

Stage 3 exposures increased by € 266 million or 3 % in 2019 driven by new defaults across business divisions, partly offset by write-offs in shipping.

	Dec 31, 2018
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	663,707	30,305	7,726	2,019	703,756
Movements in financial assets including new business	29,175	5,743	1,058	(61)	35,914
Transfers due to changes in creditworthiness	1,240	(2,344)	1,104	0	0
Changes due to modifications that did not result in derecognition	(11)	(8)	(208)	0	(227)
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period	(65,682)	(1,766)	(2,411)	(4)	(69,863)
Recovery of written off amounts	0	0	146	0	146
Foreign exchange and other changes	8,608	405	37	10	9,060
Balance, end of reporting period	637,037	32,335	7,452	1,963	678,787

Financial assets at amortized cost subject to impairment dropped by € 25 billion or 4 % in 2018 mainly driven by Stage 1:

Stage 1 exposures decreased by € 27 billion or 4 % driven by Cash and central bank balances due to reductions in deposits and short-term borrowings.

Stage 2 exposures increased by € 2 billion or 7 % driven by Loans at amortized cost in former CIB.

Stage 3 exposures decreased by € 274 million or 4 % in 2018 driven by former CIB, mainly reflecting de-risking activities in our shipping portfolio. This reduction was partly offset by an increase in former PCB driven by the former Postbank business, partly as a result of non-recurring effects.

	Dec 31, 2019
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	509	501	3,247	3	4,259
Movements in financial assets including new business	(57)	102	550	40	636
Transfers due to changes in creditworthiness	120	(106)	(14)	0	0
Changes due to modifications that did not result in derecognition	0	0	0	0	0
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(872)	(26)	(898)
Recovery of written off amounts	0	0	96	0	96
Foreign exchange and other changes	(22)	(4)	8	18	0
Balance, end of reporting period	549	492	3,015	36	4,093
Provision for Credit Losses excluding country risk¹	62	(4)	536	40	636

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2]This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 3 million as of December 31, 2019.

Allowance for credit losses against financial assets at amortized cost subject to impairment dropped by € 166 million or 4 % in 2019 mainly driven by Stage 3:

Stage 1 allowances increased by € 40 million or 8 % driven by an increase in Loans at Amortized Cost in Investment Bank and Private Bank.

Stage 2 allowances remained roughly stable with a slight decrease of € 8 million or 2%.

Stage 3 allowances decreased by € 198 million or 6 % driven by NPL sales in Private Bank as well as write-offs in shipping in Capital Release Unit, which were partly offset by new defaults in Corporate Bank and Investment Bank.

Our Stage 3 coverage ratio (defined as Allowance for credit losses in Stage 3 (excluding POCI) divided by Financial assets at amortized cost in Stage 3 (excluding POCI)) amounted to 40 % in the current fiscal year, compared to 44 % in the prior year.

	Dec 31, 2018
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	462	494	3,638	3	4,596
Movements in financial assets including new business	(132)	215	440	(17)	507
Transfers due to changes in creditworthiness	199	(137)	(62)	0	0
Changes due to modifications that did not result in derecognition	0	0	0	0	0
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	(6)	(17)	(972)	0	(995)
Recovery of written off amounts	0	0	172	0	172
Foreign exchange and other changes	(14)	(54)	30	17	(21)
Balance, end of reporting period	509	501	3,247	3	4,259
Provision for Credit Losses excluding country risk¹	66	78	379	(17)	507

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2] This position includes charge offs of allowance for credit losses.

[3] Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2018.

Allowance for credit losses against financial assets at amortized cost subject to impairment dropped by € 338 million or 7 % in 2018 mainly driven by Stage 3:

Stage 1 allowances increased by € 47 million or 10 % driven by additional provisions in former CIB to reflect for a weakening macroeconomic outlook as well as a one-off adjustment to the calculation methodology on certain loans on which we hold insurance protection.

Stage 2 allowances remained almost stable.

Stage 3 allowances decreased by € 391 million or 11 % driven by former CIB, where charge offs partly related to de-risking activities in our shipping portfolio overcompensated additional provisions.

Financial assets at amortized cost by business division

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	174,685	4,769	1,921	0	181,375	82	63	843	0	988
Investment Bank	159,301	4,894	575	1,830	166,600	146	60	117	36	358
Private Bank	251,699	14,376	4,520	321	270,915	313	360	1,834	0	2,508
Asset Management	1,965	101	0	0	2,066	1	1	0	0	2
Capital Release Unit	16,051	378	502	0	16,930	1	7	221	0	230
Corporate & Other	42,266	163	13	0	42,442	5	2	1	0	8
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	178,822	6,120	1,544	0	186,487	77	66	793	0	935
Investment Bank	154,309	9,880	461	1,613	166,263	124	56	41	(3)	218
Private Bank	253,548	14,376	4,413	271	272,608	298	366	2,049	0	2,712
Asset Management	1,998	304	2	0	2,303	0	0	0	0	1
Capital Release Unit	39,311	1,096	1,031	79	41,517	6	12	364	6	388
Corporate & Other	9,050	559	1	0	9,609	3	1	1	0	5
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Financial assets at amortized cost by industry sector

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	613	43	42	1	699	1	2	10	0	12
Mining and quarrying	2,647	4	141	1	2,793	4	0	15	0	19
Manufacturing	26,784	1,498	923	122	29,327	32	33	481	0	546
Electricity, gas, steam and air conditioning supply	4,609	160	70	0	4,839	4	5	4	0	13
Water supply, sewerage, waste management and remediation activities	708	11	64	0	783	1	0	10	0	11
Construction	2,987	208	307	144	3,646	4	4	227	1	235
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,404	978	653	11	21,046	19	18	389	(0)	426
Transport and storage	4,259	488	249	0	4,995	6	6	64	0	76
Accommodation and food service activities	2,240	93	31	74	2,437	5	2	15	0	22
Information and communication	5,633	472	32	0	6,138	10	17	16	0	43
Financial and insurance activities	299,108	3,756	431	824	304,119	95	30	189	2	317
Real estate activities	42,868	1,831	311	399	45,410	43	13	80	15	152
Professional, scientific and technical activities	9,253	512	195	232	10,193	8	8	98	4	117
Administrative and support service activities	5,909	400	189	25	6,523	6	6	52	(5)	59
Public administration and defense, compulsory social security	20,972	794	43	0	21,809	3	5	5	0	13
Education	354	18	2	0	373	0	0	1	0	2
Human health services and social work activities	3,264	187	15	2	3,469	5	6	7	0	18
Arts, entertainment and recreation	837	24	10	0	872	3	0	4	0	7
Other service activities	8,707	387	74	210	9,378	10	8	39	19	75
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	182,912	12,817	3,748	106	199,583	290	330	1,310	(0)	1,930
Activities of extraterritorial organizations and bodies	1,895	0	1	0	1,896	0	0	1	0	1
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	533	38	60	0	631	1	2	21	0	24
Mining and quarrying	2,970	273	147	0	3,390	8	1	5	0	15
Manufacturing	26,695	1,291	783	66	28,836	25	24	449	1	498
Electricity, gas, steam and air conditioning supply	3,476	286	77	0	3,839	3	16	5	0	24
Water supply, sewerage, waste management and remediation activities	777	10	10	0	796	0	0	7	0	7
Construction	3,108	289	338	88	3,823	4	4	244	1	254
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,119	859	593	0	20,572	19	18	403	(0)	440
Transport and storage	4,314	875	539	0	5,728	7	6	201	0	214
Accommodation and food service activities	1,692	166	35	121	2,014	3	2	17	0	23
Information and communication	4,443	286	46	0	4,774	8	13	27	0	48
Financial and insurance activities	318,867	10,526	373	633	330,400	81	33	153	7	274
Real estate activities	33,166	2,801	380	401	36,748	35	17	84	(9)	128
Professional, scientific and technical activities	8,169	498	151	190	9,008	7	8	83	0	98
Administrative and support service activities	7,091	189	62	32	7,374	8	3	19	(4)	25
Public administration and defense, compulsory social security	12,054	1,089	81	1	13,224	4	7	5	0	16
Education	612	19	8	0	638	1	0	7	0	9
Human health services and social work activities	3,246	209	12	2	3,468	7	5	5	0	18
Arts, entertainment and recreation	818	24	14	0	856	2	0	5	0	7
Other service activities	7,788	486	104	239	8,617	9	4	34	4	51
Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use	177,927	12,121	3,639	191	193,878	276	336	1,473	4	2,088
Activities of extraterritorial organizations and bodies	173	0	1	0	173	0	0	0	0	0
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Financial assets at amortized cost by region

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	262,104	12,872	3,259	321	278,556	266	279	1,311	(0)	1,857
Western Europe (excluding Germany)	131,432	5,516	2,979	1,631	141,558	152	150	1,418	39	1,760
Eastern Europe	5,929	230	75	0	6,234	2	5	39	0	45
North America	166,357	3,467	612	71	170,507	83	39	32	3	156
Central and South America	3,952	532	103	9	4,595	2	7	29	(1)	38
Asia/Pacific	65,128	1,862	489	119	67,597	34	10	186	(5)	225
Africa	2,637	172	13	0	2,823	7	2	1	0	10
Other	8,429	30	0	0	8,458	2	0	0	0	2
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	291,850	12,247	3,088	303	307,488	247	275	1,303	0	1,825
Western Europe (excluding Germany)	119,622	7,499	3,072	1,543	131,736	122	175	1,604	5	1,907
Eastern Europe	6,309	401	88	0	6,798	5	4	38	0	47
North America	147,300	7,572	554	20	155,446	66	32	48	1	147
Central and South America	4,717	558	155	0	5,430	7	2	22	0	31
Asia/Pacific	55,490	3,353	374	98	59,315	32	9	200	(4)	237
Africa	1,996	470	78	0	2,544	7	4	31	0	42
Other	9,753	234	43	0	10,031	22	0	1	0	24
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Financial assets at amortized cost by rating class

	Dec 31, 2019
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA-iAA	209,611	380	0	0	209,992	2	0	0	0	2
iA	93,098	259	0	0	93,357	7	0	0	0	7
iBBB	150,213	1,922	0	0	152,135	39	7	0	0	46
iBB	146,655	6,695	1	0	153,351	191	58	0	0	249
iB	40,495	10,625	1	1	51,122	263	192	0	0	455
iCCC and below	5,894	4,799	7,529	2,149	20,371	49	236	3,015	36	3,335
Total	645,967	24,680	7,531	2,150	680,328	549	492	3,015	36	4,093

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA-iAA	235,913	2,315	0	0	238,229	2	0	0	0	3
iA	81,579	3,027	0	0	84,606	6	1	0	0	7
iBBB	138,596	2,508	0	0	141,104	36	8	0	0	43
iBB	137,768	8,318	0	232	146,318	177	61	0	0	238
iB	35,725	10,378	0	11	46,114	239	187	0	0	426
iCCC and below	7,456	5,788	7,452	1,720	22,416	49	243	3,247	3	3,542
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Our existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost amounted to € 279 million as of December 31, 2019 and € 117 million as of December 31, 2018.

Collateral held against financial assets at amortized cost in stage 3

	Dec 31, 2019			Dec 31, 2018
in € m.	Gross Carrying Amount	Collateral	Guarantees	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)	7,531	2,855	243	7,452	2,714	221

[1] Stage 3 consists here only of non-POCI assets

In 2019, collateral and guarantees held against financial assets as amortized cost in stage 3 increased by € 163 million, or 6%, driven by Private Bank.

Due to full collateralization we did not recognize an allowance for credit losses against Financial assets at amortized cost in Stage 3 for € 832 million in 2019 and € 642 million in 2018.

Modified Assets at Amortized Cost

A financial asset is considered modified when its contractual cash flows are renegotiated or otherwise modified. Renegotiation or modification may or may not lead to derecognition of the old and recognition of the new financial instrument. This section covers modified financial assets that have not been derecognized.

Under IFRS 9, when the terms of a Financial Asset are renegotiated or modified and the modification does not result in derecognition, a gain or loss is recognized in the income statement as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate (EIR). For modified financial assets the determination of whether the asset’s credit risk has increased significantly reflects the comparison of:

  The remaining lifetime probability of default (PD) at the reporting date based on the modified terms; with
  The remaining lifetime PD estimated based on data at initial recognition and based on the original contractual terms.

Modified Assets Amortized Cost

	Dec 31, 2019					Dec 31, 2018
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	4	1	42	0	47	11	8	222	0	241
Net modification gain/losses recognized	(4)	(0)	(40)	0	(45)	(11)	(8)	(208)	0	(227)

In 2019 we have observed the decrease of € 194 million, or 80%, in modified assets at amortized cost due to a large disposal in the shipping portfolio and the completion of the respective financing agreements without a debt waiver.

We have observed immaterial amounts of modified assets that have been upgraded to stage 1. We have not observed any subsequent re-deterioration of those assets into stages 2 and 3.

In 2018, the first year after the implementation of the IFRS 9 requirements, we have observed immaterial amounts of modified assets that have been upgraded to stage 1. We have not observed any subsequent re-deterioration of those assets into stages 2 and 3.

Financial Assets at Fair value through Other Comprehensive Income

The fair value of financial assets at Fair value through Other Comprehensive Income (FVOCI) subject to impairment was € 46 billion at December 31, 2019, compared to € 51 billion at December 31, 2018. Allowance for credit losses against these assets remained at very low levels (€ 35 million as of December 31, 2019 and € 13 million as of December 31, 2018). Due to immateriality no further breakdown will be provided for financial assets at FVOCI.

Off-balance sheet lending commitments and guarantee business

The following tables provide an overview of the nominal amount and credit loss allowance for our off-balance sheet financial asset class broken down into stages as per IFRS 9 requirements.

Development of nominal amount and allowance for credit losses

	Dec 31, 2019
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	252,039	10,021	599	0	262,659
Movements including new business	(507)	(3,256)	(213)	0	(3,976)
Transfers due to changes in creditworthiness	(99)	(933)	1,032	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	496	33	6	0	535
Balance, end of reporting period	251,930	5,864	1,424	0	259,218

	Dec 31, 2018
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year[1]	243,566	7,114	1,448	0	252,129
Movements including new business	6,765	3,923	(1,191)	0	9,496
Transfers due to changes in creditworthiness	752	(1,089)	338	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	957	73	4	0	1,035
Balance, end of reporting period	252,039	10,021	599	0	262,659

[1]Revocable commitments were included in impairment relevant exposures in Q4 2018. As a consequence, Balance, beginning of year was restated compared to our interim reports 2018.

	Dec 31, 2019
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	132	73	84	0	289
Movements including new business	(13)	(5)	88	0	70
Transfers due to changes in creditworthiness	9	(12)	3	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(1)	(7)	(9)	0	(17)
Balance, end of reporting period	128	48	166	0	342
Provision for Credit Losses excluding country risk[1]	(4)	(17)	90	0	70

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2019.

	Dec 31, 2018
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	117	36	119	0	272
Movements including new business	(0)	31	(13)	0	18
Transfers due to changes in creditworthiness	2	(0)	(2)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	14	6	(20)	0	(0)
Balance, end of reporting period	132	73	84	0	289
Provision for Credit Losses excluding country risk[1]	1	31	(15)	0	18

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2018.

Legal Claims

Assets subject to enforcement activity consist of assets, which have been fully or partially written off and the Group still continues to pursue recovery of the asset. Such enforcement activity comprises for example cases where the bank continues to devote resources (e.g. our Legal Department/CRM workout unit) towards recovery, either via legal channels or third party recovery agents. Enforcement activity also applies to cases where the Bank maintains outstanding and unsettled legal claims. This is irrespective of whether amounts are expected to be recovered and the recovery timeframe. It may be common practice in certain jurisdictions for recovery cases to span several years.

Amounts outstanding on financial assets that were written off during the reporting period and are still subject to enforcement activity amounted to € 152 million in fiscal year 2019, mainly in CB and PB. In 2018, legal claims amounted to € 224 million, mainly related to the former CIB.

Asset Quality Collateral [text block]

Collateral Obtained

We obtain collateral on the balance sheet only in certain cases by either taking possession of collateral held as security or by calling upon other credit enhancements. Collateral obtained is made available for sale in an orderly fashion or through public auctions, with the proceeds used to repay or reduce outstanding indebtedness. Generally we do not occupy obtained properties for our business use. The commercial and residential real estate collateral obtained in 2019 refers predominantly to our exposures in Spain.

Collateral Obtained during the reporting period

in € m.	2019	2018
Commercial real estate	8	7
Residential real estate[1]	46	57
Other	0	0
Total collateral obtained during the reporting period	55	64

[1]Carrying amount of foreclosed residential real estate properties amounted to € 51 million as of December 31, 2019 and € 62 million as of December 31, 2018.

The collateral obtained, as shown in the table above, excludes collateral recorded as a result of consolidating securitization trusts under IFRS 10. In 2019 as well as in 2018 the Group did not obtain any collateral related to these trusts.

Trading Market Risk Exposures [Abstract]
Value-at-Risk Metrics of Trading Units of Deutsche Bank Group [text block]

Trading Market Risk Exposures

Value-at-Risk Metrics of Trading Units of Deutsche Bank Group

The tables and graph below present the value-at-risk metrics calculated with a 99 % confidence level and a one-day holding period for our trading units.

Value-at-Risk of our Trading Units by Risk Type

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk¹		Commodity price risk
in € m.	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Average	27.5	27.5	(25.0)	(25.5)	13.3	17.6	20.2	16.4	9.3	10.0	9.2	8.3	0.6	0.6
Maximum	34.9	40.9	(29.4)	(35.0)	16.2	32.6	23.9	24.0	14.0	14.5	14.6	13.0	1.7	1.3
Minimum	20.1	19.8	(20.9)	(20.2)	9.9	12.4	17.4	13.0	5.7	6.9	5.2	3.8	0.2	0.2
Period-end	21.8	32.1	(22.5)	(26.9)	10.2	14.1	18.4	22.3	6.9	13.0	8.3	9.2	0.5	0.3

[1]Includes value-at-risk from gold and other precious metal positions.

[2]Figures for 2019 as of December 31 2019. Figures for 2018 as of December 31 2018.

Regulatory Measures Stressed Value-at-Risk [text block]

Regulatory Trading Market Risk Measures

The table below presents the stressed value-at-risk metrics calculated with a 99 % confidence level and a one-day holding period for our trading units.

Average, Maximum and Minimum Stressed Value-at-Risk by Risk Type

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk¹		Commodity price risk
in € m.	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Average	82.6	84.1	(74.0)	(81.9)	48.0	58.3	72.3	69.3	15.4	16.1	19.5	20.0	1.4	2.4
Maximum	103.8	124.7	(115.4)	(106.7)	65.3	89.9	87.8	79.7	32.7	78.1	50.1	38.2	5.9	7.7
Minimum	52.7	61.2	(57.9)	(66.1)	33.9	35.2	56.7	59.0	5.3	2.4	10.2	7.7	0.2	0.5
Period-end	78.8	96.2	(67.1)	(75.3)	43.8	57.6	67.7	70.1	13.3	21.3	20.1	21.7	1.1	0.7

[1]Includes value-at-risk from gold and other precious metal positions.

[2]Figures for 2019 as of Dec 31 2019. Figures for 2018 as of Dec 31 2018

Regulatory Measures Incremental Risk Charge [text block]

For regulatory reporting purposes, the incremental risk charge for the respective reporting dates represents the higher of the spot value at the reporting dates, and their preceding 12-week average calculation.

Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon)1,2,3,

	Total		Global Credit Trading		Core Rates		APAC Local Markets		Emerging Markets - Debt		Other[4]
in € m.	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Average	480.4	680.6	178.5	335.8	168.6	271.1	174.1	224.8	37.3	(11.9)	(78.2)	(139.2)
Maximum	609.0	847.6	213.6	403.4	193.4	481.9	211.2	451.9	49.2	17.3	(58.5)	(111.3)
Minimum	324.2	550.8	139.0	274.6	134.7	159.1	127.3	72.1	25.5	(29.2)	(102.4)	(177.1)
Period-end	389.4	805.4	139.0	383.6	134.7	388.6	127.3	188.0	47.0	5.8	(58.5)	(160.5)

[1]Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2019 and December 31, 2018, respectively.

[2]Business line breakdowns have been updated for 2019 reporting to better reflect the current business structure.

[3]All liquidity horizons are set to 12 months.

[4]Other includes Capital Release Unit, central hedging components and other business lines with low IRC materiality.

5IRC is allocated on a contributory basis to individual positions.

[6] Business lines can have negative values due to short exposures but this is also impacted by the allocation process.

Disclosure of Nontrading Market Risk Exposure [text block]

Nontrading Market Risk Exposures

Economic Capital Usage for Nontrading Market Risk

The following table shows the Nontrading Market Risk economic capital usage by risk type:

Economic Capital Usage by risk type.

	Economic capital usage
in € m.	Dec 31, 2019	Dec 31, 2018
Interest rate risk	3,409	1,416
Credit spread risk	56	271
Equity and Investment risk	1,566	1,239
Foreign exchange risk	1,782	1,713
Pension risk	1,259	1,588
Guaranteed funds risk	103	68
Total nontrading market risk portfolios	8,175	6,295

The economic capital figures do take into account diversification benefits between the different risk types.

Economic Capital Usage for Nontrading Market Risk totaled € 8.2 billion as of December 31, 2019, which is € 1.9 billion above our economic capital usage at year-end 2018.

  Interest rate risk. Economic capital charge for interest rate risk in the banking book, including gap risk, basis risk and option risk, such as the risk of a change in client behaviour embedded in modelled non-maturity deposits or prepayment risk. In total the economic capital usage for December 31, 2019 was € 3,409 million, compared to € 1,416 million for December 31, 2018. The increase in economic capital contribution was mainly driven by increased economic value interest rate risk exposure built-up to reduce earnings risk exposure.
  Credit spread risk. Economic capital charge for portfolios in the banking book subject to material credit spread risk. Economic capital usage was € 56 million as of December 31, 2019, versus € 271 million as of December 31, 2018. The decrease in economic capital contribution was driven by a combined effect of a reduction in credit spread risk exposures and higher diversification benefits with other risk types.
  Equity and Investment risk. Economic capital charge for equity risk from our non-consolidated investment holdings, such as our strategic investments and alternative assets, and from a structural short position in our own share price arising from our equity compensation plans. The economic capital usage was € 1,566 million as of December 31, 2019, compared with € 1,239 million as of December 31, 2018, predominately driven by an increased market value of our equity compensation short position.
  Foreign exchange risk. Foreign exchange risk predominantly arises from our structural position in unhedged capital and retained earnings in non-euro currencies in certain subsidiaries. Our economic capital usage was € 1,782 million as of December 31, 2019, versus € 1,713 million as of December 31, 2018, mainly driven by a new currency hedging strategy.
  Pension risk. This risk arises from our defined benefit obligations, including interest rate risk and inflation risk, credit spread risk, equity risk and longevity risk. The economic capital usage was € 1,259 million and € 1,588 million as of December 31, 2019 and December 31, 2018 respectively. The economic capital usage declined as a consequence of improved hedging of interest and credit spread risk and enhancements in the methodology with respect to overfunded Pension plans.
  Guaranteed funds risk. Economic capital usage was € 103 million as of December 31, 2019, versus € 68 million as of December 31, 2018. The increase in economic capital contribution was largely driven by lower diversification effects.

Disclosure of Liquidity Risk Exposure [Abstract]
Funding Markets and Capital Issuance [text block]

Liquidity Risk Exposure

Funding Markets and Capital Markets Issuance

2019 has been a positive year for credit markets. Through continued economic growth, avoidance of a no-deal Brexit and despite global trade tensions, credit spreads were able to tighten throughout the year.

Our 5 year senior preferred CDS contract, introduced in May 2019, traded within a range of 122 to 62 basis points. The peak was observed at the end of May, since then the spread has declined and as of year-end was trading at 63 basis points. The spreads on our bonds exhibited a similar behaviour. For example, our senior non-preferred 1.125 % EUR benchmark maturing in March 2025 traded in a range of 126 to 231 basis points, closing at 127 basis points at year end 2019.

Our revised 2019 issuance plan of € 10-12 billion, comprising debt issuance with an original maturity in excess of one year, was completed and we concluded 2019 having raised € 14 billion in term funding, already prefunding part of our 2020 issuance plan. This funding was broadly spread across the following funding sources: Senior non-preferred plain-vanilla issuance (€ 7.6 billion), senior preferred plain-vanilla issuance (€ 1.8 billion), covered bond issuance (€ 2.1 billion), and other senior preferred structured issuance (€ 2.4 billion). The (€ 14 billion) total is divided into Euro (€ 6.3 billion), US dollar (€ 6.4 billion), British Pound (€ 0.6 billion) and other currencies aggregated (€ 0.7 billion). In addition to direct issuance, we use long-term cross currency swaps to manage our non-Euro funding needs. Our investor base for 2019 issuances comprised asset managers and pension funds (47%), retail customers (18%), banks (12%), governments and agencies (16%), insurance companies (3%) and other institutional investors (4%). The geographical distribution was split between Germany (21%), rest of Europe (35%), US (16%), Asia/Pacific (9%) and Other (19%).

The average spread of our issuance over 3-months-Euribor/Libor was 150 basis points for the full year. The average tenor was 5.1 years. Our issuance activities were higher in the first half of the year. We issued the following volumes over each quarter: Q1: € 7.8 billion, Q2: € 1.0 billion, Q3: € 0.9 billion and Q4: € 4.2 billion, respectively.

Funding Diversification Performance [text block]

Funding Diversification

In 2019, total external funding decreased by € 64.4 billion from € 943.9 billion at December 31, 2018 to € 879.4 billion at December 31, 2019. The overall reduction was primarily driven by a decrease of balances in Secured Funding and Shorts by € 36.6 billion on the back of targeted reductions in the Capital Release Unit as well as from prepayments of TLTRO II funding. In addition, unsecured wholesale funding decreased by € 8.4 billion and other customer funding by € 18.4 billion, the latter primarily due to lower Prime Brokerage payables due to the unwind of the equity business. This decrease was partly offset by an increase of € 9.0 billion in our Corporate Bank and € 7.3 billion in our Private Bank business. The decrease of the Capital Markets and Equity volume by € 16.5 billion relates to lower equity as well as lower long term debt mainly due to maturities exceeding new issuances.

The overall proportion of our most stable funding sources (comprising Capital Markets and Equity, Private Bank and Corporate Bank) has increased from 77.5 % in 2018 to 83.1 % in 2019.

Global All Currency Daily Stress Testing Results [text block]

Global All Currency Daily Stress Testing Results

	Dec 31, 2019			Dec 31, 2018
in € bn.	Funding Gap¹	Gap Closure²	Net Liquidity Position	Funding Gap¹	Gap Closure²	Net Liquidity Position
Systemic market risk	115	190	75	93	209	116
1 notch downgrade (DB specific)	103	192	90	63	193	131
Severe downgrade (DB specific)	223	260	37	222	278	57
Combined[3]	236	260	24	231	279	48

[1]Funding gap caused by impaired rollover of liabilities and other projected outflows.

[2]Based on liquidity generation through Liquidity Reserves and other business mitigants.

[3]Combined impact of systemic market risk and severe downgrade.